Net finance costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total financial income	$ 1,801	$ 1,611	$ 1,052
Total finance costs	(313,709)	(447,808)	(915,069)
Total other finance costs	(65,330)	(157,886)	(89,624)
Total net finance costs	(377,238)	(604,083)	(1,003,641)
Assigned Assets Interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income	1,771	1,059	1,048
Other Interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income	30	552	4
Commercial Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(157,279)	(314,560)	(733,966)
Penalties Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(135,529)	(57,087)	(154,416)
Borrowings Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(1,831)	(62,478)	(24,959)
Fiscal Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(10,903)	(5,243)	(122)
Bank Fees And Expenses [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(8,167)	(8,440)	(1,606)
Changes Fair Value Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	91,310	87,990	189,244
Changes Fair Value Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(9,797)	(159,944)	(92,481)
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs		(4,534)
Net Loss Gain From The Cancelattion Of Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(52)
Exchange Differences [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(63,718)	(18,467)	(138,439)
Adjustment Present Value Receivables [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(4,306)	(7,693)	(4,040)
Other Financial Expense [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	$ (78,767)	$ (55,238)	$ (43,908)